CAPITAL MANAGEMENT AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2020
Capital Management And Financial Risk
CAPITAL MANAGEMENT AND FINANCIAL RISK

Capital Management

The Company’s capital includes cash, cash equivalents, investments in debt instruments, investments in equity instruments and the current portion of debt obligations. The Company’s primary objective with respect to its capital management is to ensure that it has sufficient capital to maintain its ongoing operations, to provide returns for shareholders and benefits for other stakeholders and to pursue growth opportunities.

Planning, annual budgeting and controls over major investment decisions are the primary tools used to manage the Company’s capital. The Company’s cash is managed centrally and disbursed to the various business units based on a system of internal controls that require review and approval of significant expenditures by the Company’s key decision makers. For example, under the Company’s delegation of authority guidelines, significant debt obligations require the approval of both the CEO and the CFO before they are entered into.

The Company currently manages its capital by ongoing monitoring and review of its net cash and investment position, as well as its operating plans for the current and future periods. The Company’s net cash and investment position is summarized below:

	At December 31	At December 31
(in thousands)	2020	2019

Net cash and investments:
Cash and cash equivalents	$24,992	$8,190
Investments	16,950	12,104
Debt obligations-current (note 14)	(240)	(470)
Net cash and investments	$41,702	$19,824

Financial Risk

The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of those risks. These risks may include credit risk, liquidity risk, currency risk, interest rate risk and price risk.

(a)	Credit Risk

Credit risk is the risk of loss due to a counterparty’s inability to meet its obligations under a financial instrument that will result in a financial loss to the Company. The Company believes that the carrying amount of its cash and cash equivalents, trade and other receivables and restricted cash and investments represents its maximum credit exposure.

The maximum exposure to credit risk at the reporting dates is as follows:

	At December 31	At December 31
(in thousands)	2020	2019

Cash and cash equivalents	$24,992	$8,190
Trade and other receivables	3,374	4,023
Restricted cash and investments	12,018	11,994
	$40,384	$24,207

The Company limits cash and cash equivalents and restricted cash and investment risk by dealing with credit worthy financial institutions. The majority of the Company’s normal course trade and other receivables balance relates to a small number of customers whom have established credit worthiness with the Company through past dealings.

(b)	Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulties in meeting obligations associated with its financial liabilities as they become due. The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there is sufficient committed capital to meet its short-term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and cash equivalents and equity investments, its financial covenants and its access to credit and capital markets, if required.

The maturities of the Company’s financial liabilities at December 31, 2020 are as follows:

(in thousands)	Within 1 Year	1 to 5 Years

Accounts payable and accrued liabilities	$7,178	$—
Debt obligations (note 14)	240	375
	$7,418	$375

(c)	Currency Risk

Foreign exchange risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company predominantly operates in Canada and incurs the majority of its operating and capital costs in Canadian dollars. At December 31, 2020, the Company is exposed to some foreign exchange risk on its net U.S dollar financial asset position, predominantly as a result of U.S dollar financing activity completed in the fourth quarter of 2020.

At December 31, 2020, the Company’s net U.S dollar financial assets were $10,191,000. The impact of the U.S dollar strengthening or weakening (by 10%) on the value of the Company’s net U.S dollar financial assets is as follows:

	Dec.31’2020	Sensitivity
	Foreign	Foreign	Change in
	Exchange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)
Currency risk
Canadian dollar (“CAD”) weakens	1.2732	1.4005	$1,019
Canadian dollar (“CAD”) strengthens	1.2732	1.1459	$(1,019)

Currently, the Company does not have any programs or instruments in place to hedge this possible currency risk.

(d)	Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its liabilities through its outstanding borrowings and on its assets through its investments in debt instruments. The Company monitors its exposure to interest rates and has not entered into any derivative contracts to manage this risk.

(e)	Price Risk

The Company is exposed to equity price risk on its investments in equity instruments of other exploration and mining companies. The sensitivity analysis below illustrates the impact of equity price risk on the equity investments held by the Company at December 31, 2020:

Change in
net income
(in thousands)	(loss)

Equity price risk
10% increase in equity prices	$1,709
10% decrease in equity prices	(1,709)

Fair Value of Financial Instruments

IFRS requires disclosures about the inputs to fair value measurements, including their classification within a hierarchy that prioritizes the inputs to fair value measurement. The three levels of the fair value hierarchy are:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

●	Level 3 - Inputs that are not based on observable market data.

The fair value of financial instruments which trade in active markets, such as share and warrant equity instruments, is based on quoted market prices at the balance sheet date. The quoted market price used to value financial assets held by the Company is the current closing price. Warrants that do not trade in active markets have been valued using the Black-Scholes pricing model. Debt instruments have been valued using the effective interest rate for the period that the Company expects to hold the instrument and not the rate to maturity.

Except as otherwise disclosed, the fair values of cash and cash equivalents, trade and other receivables, accounts payable and accrued liabilities, restricted cash and cash equivalents and debt obligations approximate their carrying values as a result of the short-term nature of the instruments, the variable interest rate associated with the instruments or the fixed interest rate of the instruments being similar to market rates.

During 2020 and 2019, there were no transfers between levels 1, 2 and 3 and there were no changes in valuation techniques, however, the Company did change its method of accounting for its GoviEx investment from the equity method to FVTPL in the fourth quarter of 2019.

The following table illustrates the classification of the Company’s financial assets within the fair value hierarchy as at December 31, 2020 and December 31, 2019:

	Financial	Fair	December 31,	December 31,
	Instrument	Value	2020	2019
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$24,992	$8,190
Trade and other receivables	Category B		3,374	4,023
Investments
Equity instruments-shares	Category A	Level 1	16,657	11,971
Equity instruments-warrants	Category A	Level 2	293	133
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		2,883	2,859
Credit facility pledged assets	Category B		9,000	9,000
Reclamation letter of credit collateral	Category B		135	135
			$57,334	$36,311

Financial Liabilities:
Account payable and accrued liabilities	Category C		7,178	7,930
Debt obligations	Category C		615	1,002
			$7,793	$8,932

(1)	Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Financial assets at amortized cost; and Category C=Financial liabilities at amortized cost.